Payment Under Credit Agreement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 11,040
2014	11,040
2015	11,040
2016	11,040
2017	10,253
Thereafter	93,356
Total	$ 147,769